Employee Benefit Plans Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	$ 22	$ (15)	$ 0
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), after Reclassification Adjustment, before Tax	4	3	3
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Amortization of Net Gain (Loss), before Tax	(3)	(3)	(3)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax	15	(21)	(6)
U.K. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	(14)	13	41
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), after Reclassification Adjustment, before Tax	(4)	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Amortization of Net Gain (Loss), before Tax	(4)	(4)	(2)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax	(14)	9	39
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	3	0	3
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), after Reclassification Adjustment, before Tax	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Amortization of Net Gain (Loss), before Tax	(1)	0	(1)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax	$ 2	$ 0	$ 2